Note 13 - Segmented Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
13.	SEGMENTED INFORMATION

The Company operates primarily in
one
operating segment, being the exploration and development of mineral properties in Mexico. The majority of the Company’s long-term assets are located there and the Company’s executive and head office is located in Canada.